Capital and Reserves - Summary of Share Capital And Share Premium Movements (Detail) € / shares in Units, € in Thousands	6 Months Ended
Jun. 30, 2023 EUR (€) € / shares shares
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Number of shares outstanding, Opening | shares	172,151,148
Number of shares outstanding, Closing | shares	196,716,004
Share Capital, Opening	€ 45,769
Share Capital, Closing	48,619
Share Premium, Opening	378,240
Share Premium, Closing	439,496
Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Share Capital, Closing	20,816
Class B Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Share Capital, Closing	€ 26,701
January 2023 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Stock option plan execution, Shares | shares	140,594
Price per Share | € / shares	€ 0.12
Stock option plan execution, Shares Capital	€ 17
Stock option plan execution, Share Premium | shares	622,000
January 2023 | Class A Ordinary Shares [Member] | Coil Acquisition [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Payment in shares, Shares | shares	272,826
Price per Share | € / shares	€ 0.12
Payment in shares, Shares Capital	€ 33
Payment in shares, Share premium	€ 2,284
February 2023 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Stock option plan execution, Shares | shares	168,085
Price per Share | € / shares	€ 0.12
Stock option plan execution, Shares Capital	€ 20
Stock option plan execution, Share Premium | shares	113,000
March 2023 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Stock option plan execution, Shares | shares	141,071
Price per Share | € / shares	€ 0.12
Stock option plan execution, Shares Capital	€ 17
Stock option plan execution, Share Premium | shares	437,000
March 2023 | Class B Ordinary Shares [Member] | Founder [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Founder warrants execution, Shares | shares	20,000
Price per Share | € / shares	€ 1.2
Founder warrants execution, Shares Capital	€ 24
Founder warrants execution, Share Premium	€ 173
March 2023 | Class A and C Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Change Cass B shares into Class A shares and Class C shares, Shares | shares	20,000
April 2023 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Stock option plan execution, Shares | shares	569,745
Price per Share | € / shares	€ 0.12
Stock option plan execution, Shares Capital	€ 69
Stock option plan execution, Share Premium | shares	6,313,000
April 2023 | Class A Ordinary Shares [Member] | At The Money [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Capital increase, Shares | shares	175,586
Price per Share | € / shares	€ 0.12
Capital increase, Shares Capital	€ 21
Capital increase, Share Premium	€ 390
May 2023 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Stock option plan execution, Shares | shares	181,144
Price per Share | € / shares	€ 0.12
Stock option plan execution, Shares Capital	€ 22
Stock option plan execution, Share Premium | shares	648,000
May 2023 | Class A Ordinary Shares [Member] | At The Money [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Capital increase, Shares | shares	2,312,313
Price per Share | € / shares	€ 0.12
Capital increase, Shares Capital	€ 278
Capital increase, Share Premium	€ 5,464
June 2023 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Stock option plan execution, Shares | shares	660,045
Capital increase, Shares | shares	18,832,432
Price per Share | € / shares	€ 0.12
Stock option plan execution, Shares Capital	€ 79
Capital increase, Shares Capital	€ 2,261
Stock option plan execution, Share Premium | shares	2,068,000
Capital increase, Share Premium	€ 42,689
June 2023 | Class A Ordinary Shares [Member] | At The Money [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Capital increase, Shares | shares	71,015
Price per Share | € / shares	€ 0.12
Capital increase, Shares Capital	€ 9
Capital increase, Share Premium	€ 55
June 2023 | Class A and C Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Change Cass B shares into Class A shares and Class C shares, Shares | shares	1,000,000